Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net income	$ 4,311,547	$ 7,211,429	$ 2,590,931
Adjustments to reconcile net income to net cash used in operating activities:
Loss from equity method investment	17,023
Depreciation and amortization expense	1,549,296	558,327	233,493
Deferred income taxes	892,548	(118,199)	(312,997)
Bad debt expense	1,243,709	280,228	229,707
Amortization of debt issuance costs	324,221	103,772
Noncash lease expense	41,935
Loss on disposal of property, plant and equipment	1,367	13,256
Changes in assets and liabilities:
Accounts receivable, net	(1,509,728)	(5,327,278)	(5,076,425)
Accounts receivable - related parties, net	(1,103,104)	(1,427,078)	2,821,621
Notes receivable	(356,648)	(7,276)	70,000
Inventories	(2,923,465)	(5,762,750)	(4,923,400)
Deferred cost of revenue	117,910	383,382	(657,875)
Deferred cost of revenue - related party		1,765,856	(1,795,222)
Advances to suppliers and other current assets, net	(311,090)	(2,108,928)	(412,955)
Due from related parties			703
Retentions receivable, non-current	(397,157)	(358,505)
Deposit - related party	10,134	(10,583)
Other non-current assets			4,719
Accounts payable and bank acceptance notes to vendors	2,839,752	996,619	2,577,192
Accounts payable - related parties	1,896,054	3,269,238	248,695
Deferred income	43,433		(26,639)
Advances from customers	2,630,143	2,420,363	(220,483)
Advances from customers - related parties	6,733,465	(125,099)	719,550
Due to related parties			5,102
Deferred income, non-current	43,433
Operating lease liabilities	(76,752)
Income tax payables	(404,231)	267,988	144,944
Accrued expenses and other payables	(2,322,199)	(4,481,539)	589,638
Net cash provided by (used in) operating activities	13,291,596	(2,456,777)	(3,189,701)
Cash flows from investing activities
Cash paid for equity investments	(3,015,119)
Purchase of property, plant and equipment	(2,316,967)	(5,511,732)	(1,482,360)
Proceeds from disposal of property, plant and equipment	427,261	22,072
Advances to third party			(1,236,490)
Repayments from third party			1,236,490
Repayments from related parties			2,960
Deposit on acquisition of subsidiary		(200,000)
Net cash used in investing activities	(4,904,825)	(5,689,660)	(1,479,400)
Cash flows from financing activities
Proceeds from issuances of common shares			7,111,325
Repayment to related parties		(9,703)	(739,973)
Deposit on loan agreement	(503,939)	(473,698)
Proceeds from loans due within one year	7,454,711	11,493,557	8,805,683
Repayment of loans due within one year	(8,046,350)	(11,952,224)	(3,283,830)
Proceeds from long-term loans	6,376,169	8,631,493
Payment of debt issuance costs	(335,938)	(284,219)
Repayment of long-term loans	(7,736,415)	(730,595)
Net cash provided by (used in) financing activities	(2,791,762)	6,674,611	11,893,205
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	(124,050)	(404,956)	222,973
Net change in cash, cash equivalents and restricted cash	5,470,959	(1,876,782)	7,447,077
Cash, cash equivalents and restricted cash, beginning of the year	8,494,983	10,371,765	2,924,688
Cash, cash equivalents and restricted cash, end of the year	13,965,942	8,494,983	10,371,765
Supplemental cash flow information
Cash paid for interest	608,431	689,867	244,753
Cash paid for income taxes	977,755	1,507,489	656,602
Non-cash investing and financing activities:
Properties acquired with loans		52,161	206,000
Liabilities assumed in connection with purchase of property, plant and equipment	2,980,582	2,636,770	7,445,478
Operating expenses paid by related parties		9,703
Property, plant and equipment transferred from inventories	$ 2,791,339	$ 1,566,314